UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Market Value

Common Stocks 93.78%

Apartments (REITs) 19.32%
Apartment Investment & Management Co., Class A	75,000	$1,949,250
Associated Estates Realty Corp.	225,372	3,416,639
BRE Properties, Inc.	40,000	1,875,600
Camden Property Trust	40,000	2,579,600
Equity Residential	125,000	7,191,250
Essex Property Trust, Inc.	10,000	1,482,400
Home Properties, Inc.	41,000	2,512,070
Mid-America Apartment Communities, Inc.	30,000	1,959,300
UDR, Inc.	156,091	3,874,179
		26,840,288

Diversified (REITs) 12.14%
Coresite Realty Corp.	25,000	673,500
Digital Realty Trust, Inc.	80,000	5,588,000
DuPont Fabros Technology, Inc.	160,000	4,040,000
Lexington Realty Trust	50,000	483,000
Vornado Realty Trust	75,000	6,078,750
		16,863,250

Health Care (REITs) 11.10%
HCP, Inc.	165,000	7,339,200
Health Care REIT, Inc.	34,300	1,980,825
Healthcare Realty Trust, Inc.	84,994	1,959,112
National Health Investors, Inc.	50,200	2,582,288
Ventas, Inc.	25,000	1,556,250
		15,417,675

Hotels (REITs) 9.65%
Ashford Hospitality Trust, Inc.	167,520	1,407,168
Chesapeake Lodging Trust	24,300	482,841
DiamondRock Hospitality Co.	95,103	915,842
FelCor Lodging Trust, Inc.	770,700	3,653,118
Hersha Hospitality Trust	163,400	800,660
Host Hotels & Resorts, Inc.	275,000	4,413,750
LaSalle Hotel Properties	25,000	667,250
Pebblebrook Hotel Trust	10,000	233,900
Sunstone Hotel Investors, Inc.	75,000	825,000
		13,399,529

Industrial (REITs) 2.81%
First Industrial Realty Trust, Inc.	30,000	394,200
ProLogis, Inc.	100,000	3,503,000
		3,897,200

Manufactured Homes (REITs) 1.43%
Sun Communities , Inc.	45,000	1,985,400

REIT FUND	1

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Market Value

Net Lease (REITs) 0.55%
National Retail Properties, Inc.	25,000	$762,500

Office Space (REITs) 10.82%
BioMed Realty Trust, Inc.	110,000	2,059,200
Boston Properties, Inc.	75,000	8,295,750
Douglas Emmett, Inc.	20,000	461,400
Hudson Pacific Properties , Inc.	45,000	832,500
Kilroy Realty Corp.	10,000	447,800
Mack-Cali Realty Corp.	20,000	532,000
SL Green Realty Corp.	30,000	2,402,100
		15,030,750

Regional Malls (REITs) 16.78%
CBL & Associates Properties, Inc.	100,000	2,134,000
Glimcher Realty Trust	50,000	528,500
Macerich Co. (The)	40,000	2,289,200
Simon Property Group, Inc.	100,000	15,181,000
Tanger Factory Outlet Centers, Inc.	50,858	1,644,239
Taubman Centers, Inc.	20,000	1,534,600
		23,311,539

Shopping Centers (REITs) 6.68%
DDR Corp.	75,000	1,152,000
Equity One, Inc.	30,000	631,800
Federal Realty Investment Trust	25,000	2,632,500
Kimco Realty Corp.	150,000	3,040,500
Regency Centers Corp.	20,000	974,600
Weingarten Realty Investors	30,000	843,300
		9,274,700

Storage (REITs) 2.50%
CubeSmart	40,000	514,800
Sovran Self Storage, Inc.	51,027	2,951,912
		3,466,712
Total Common Stocks (Cost 87,377,563)		130,249,543

Preferred Stocks 4.84%

Diversified (REITs) 1.00%
DuPont Fabros Technology, Inc., Series B, 7.650%	7,800	210,132
Vornado Realty Trust, Series H, 6.750%	46,000	1,171,620
		1,381,752

Hotels (REITs) 2.56%
Ashford Hospitality Trust, Inc., Series E, 9.000%	20,000	537,400
Chesapeake Lodging Trust, Series A, 7.750%	10,000	259,100
FelCor Lodging Trust, Inc. , Series C, 8.000%	30,000	802,500

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Market Value

Hotels (REITs) (cont.)
Hersha Hospitality Trust, Series B, 8.000%	3,000	$77,670
Pebblebrook Hotel Trust, Series B, 8.000%	40,000	1,050,000
Sunstone Hotel Investors, Inc., Series D, 8.000%	31,934	822,939
		3,549,609

Office Space (REITs) 0.11%
Kilroy Realty Corp., Series H, 6.375%	6,285	155,931

Regional Malls (REITs) 0.44%
Pennsylvania Real Estate Investment Trust, Series A, 8.250%	4,000	105,480
Taubman Centers, Inc., Series J, 6.500%	20,000	512,000
		617,480

Storage (REITs) 0.73%
Public Storage, Inc., Series V, 5.375%	40,000	1,012,400
Total Preferred Stocks (Cost 6,117,147)		6,717,172

Money Market 1.20%

Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.160%	1,665,832	1,665,832
Total Money Market (Cost 1,665,832)		1,665,832

Total Investments — 99.82% (Cost 95,160,542)		$138,632,547
Other Assets in Excess of Liabilities — 0.18%		252,572
NET ASSETS — 100.00%		$138,885,119

REIT - Real Estate Investment Trust.

REIT FUND	3

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

U.S. Municipal 98.59%

Alabama 0.07%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$108,482

Alaska 0.44%
Alaska Housing Finance Corp, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	102,031
Alaska Housing Finance Corp, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	101,783
Northern Tobacco Securitization Corp, Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100, (OID), 5.00%, 06/01/32	500,000	437,460
		641,274

Arizona 0.63%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	110,326
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	745,000	695,025
State of Arizona Lottery Revenue, Public Improvements, Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	112,515
		917,866

California 4.98%
Bay Area Toll Authority, Highway Improvements, Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/27	250,000	287,605
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	311,410
City of Los Angeles CA Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	104,922
Cloverdale Unified School District, School Improvements, General Obligation Unltd, Series A, Callable 08/01/21 @ 100, (AGM) (OID), 5.50%, 08/01/38	250,000	278,827
County of San Bernardino CA, Refunding Bonds, Certificate Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	279,797
County of San Bernardino CA, Refunding Bonds, Certificate Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	53,669
Golden State Tobacco Securitization Corp, Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	30,000	25,577
Huntington Beach Public Financing Authority, Public Improvements, Revenue Bonds, Callable 09/01/21 @ 100, (OID), 4.50%, 09/01/31	250,000	273,192
State of California, Refunding Bonds, General Obligation Unltd, Callable 02/01/22 @ 100, (OID), 4.00%, 02/01/32	500,000	532,435
State of California, Refunding Bonds, General Obligation Unltd, Callable 02/01/22 @ 100, 4.38%, 02/01/38	500,000	529,635
State of California, Public Improvements, General Obligation Unltd, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	119,274
State of California, Refunding Bonds, General Obligation Unltd, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	554,195

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
State of California, Refunding Bonds, General Obligation Unltd, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	$500,000	$556,760
State of California, Public Improvements, General Obligation Unltd, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	601,315
State of California, Port, Airport & Marina Improvements, General Obligation Unltd, Callable 11/01/20 @ 100, 5.00%, 11/01/25	250,000	291,082
State of California, Port, Airport & Marina Improvements, General Obligation Unltd, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	290,080
State of California, Refunding Bonds, General Obligation Unltd, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	279,830
State of California, Refunding Bonds, General Obligation Unltd, Callable 09/01/22 @ 100, 4.00%, 09/01/37	1,200,000	1,210,740
University of California, University & College Improvements, Revenue Bonds, Series A-BHAC-CR, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	492,190
Washington Township Health Care District, Hospital Improvements, General Obligation Unltd, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	159,404
Washington Township Health Care District, Hospital Improvements, General Obligation Unltd, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	23,462
		7,255,401

Colorado 0.84%
Colorado Educational & Cultural Facilities Authority, School Improvements, Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.63%, 12/01/40	250,000	291,577
Colorado Educational & Cultural Facilities Authority, School Improvements, Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.25%, 12/01/28	250,000	298,335
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	114,969
Montrose Memorial Hospital, Hospital Improvements, Revenue Bonds, Callable 12/01/13 @ 102, (OID), 6.00%, 12/01/33	500,000	525,150
		1,230,031

Connecticut 5.11%
Connecticut Housing Finance Authority, Multi-Family Housing Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	228,085
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	254,500
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	250,000	262,960
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	107,184
Connecticut Housing Finance Authority, State Single-Family Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	254,928
Connecticut Housing Finance Authority, State Single-Family Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	500,000	509,390
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.38%, 11/15/31	100,000	103,367
Connecticut Housing Finance Authority, State Single-Family Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	254,658
Connecticut Housing Finance Authority, State Single-Family Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	505,535
Connecticut Housing Finance Authority, State Single-Family Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	759,802
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 5.00%, 11/15/41	130,000	138,902

HIGH YIELD TAX-FREE FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.90%, 11/15/36	$450,000	$481,963
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	152,552
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	509,575
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	110,625
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	113,430
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	270,023
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	136,288
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	385,000	427,546
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	543,780
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	517,530
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	104,430
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	255,548
State of Connecticut, Public Improvements, General Obligation Unltd, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	270,593
State of Connecticut Special Tax Revenue, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	122,607
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	58,803
		7,454,604

District of Columbia 0.60%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (FSA), 5.45%, 07/15/35	525,000	576,082
District of Columbia Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Callable 12/01/21 @ 100, (Fanni Mae), 4.90%, 06/01/40	280,000	294,762
		870,844

Florida 4.75%
Citizens Property Insurance Corp, Miscellaneous Purposes Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	173,621
City of Jacksonville FL, Public Improvements, Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/34	200,000	229,958
City of Miami FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	116,164
City of Miami FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	136,879
City of Miami FL Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	552,705

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	$110,000	$119,944
County of Miami-Dade FL, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	284,842
County of Miami-Dade FL, Public Improvements, General Obligation Unltd, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	284,805
County of Miami-Dade FL Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	171,086
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	285,960
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	125,000	141,163
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 08/15/14	100,000	107,436
Florida Gulf Coast University Financing Corp, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	111,669
Florida Higher Educational Facilities Financial Authority, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	100,000	116,080
Florida Housing Finance Corp, State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	105,000	108,722
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	114,819
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	114,233
FSU Financial Assistance Inc, Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	568,215
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	233,190
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	238,718
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	501,130
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	515,922
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	250,845
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	328,107
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	441,632
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	187,179
Palm Beach County School District, Refunding Bonds, Certificate Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	53,312
State of Florida Lottery Revenue, School Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 101, (OID), 5.25%, 07/01/24	380,000	438,433
		6,926,769

HIGH YIELD TAX-FREE FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Georgia 1.44%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	$250,000	$275,947
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	375,401
City of Atlanta GA Water & Wastewater Revenue, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	286,402
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	106,453
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	185,073
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	60,202
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	297,702
Georgia Housing & Finance Authority, State Single-Family Housing Revenue Bonds, Series A-1, Callable 12/01/21 @ 100, 4.00%, 12/01/37	500,000	510,375
		2,097,555

Hawaii 0.03%
Hawaii Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	44,818

Idaho 0.18%
Idaho State Building Authority, Refunding Revenue Bonds, Callable 09/01/22 @ 100, (OID), 4.00%, 09/01/37	250,000	260,813

Illinois 4.74%
Chicago Board of Education, School Improvements, General Obligation Unltd, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/42	2,500,000	2,741,950
City of Chicago IL, Refunding Bonds, General Obligation Unltd, Series C, Callable 01/01/22 @ 100, 4.00%, 01/01/30	500,000	521,185
City of Chicago IL, Local Multi-Family Housing, Revenue Bonds, Callable 08/01/20 @ 100, (Freddie Mac), 4.75%, 02/01/31	250,000	265,590
City of Chicago IL, Refunding Bonds, General Obligation Unltd, Series C, Callable 01/01/22 @ 100, 4.00%, 01/01/31	500,000	514,395
City of Chicago IL, Refunding Bonds, General Obligation Unltd, Series C, Callable 01/01/22 @ 100, 4.00%, 01/01/32	500,000	512,025
City of Chicago IL Waterworks Revenue, Refunding Revenue Bonds, Callable 11/01/22 @ 100, 4.00%, 11/01/37	500,000	515,485
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	118,133
Illinois Finance Authority, University & College Improvements, Revenue Bonds, Series A, Callable 10/01/21 @ 100, 4.00%, 10/01/33	300,000	318,387
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	196,894
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	263,910
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	242,999
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	293,275
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	287,875
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	118,212
		6,910,315

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Indiana 1.95%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	$265,000	$294,492
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	115,850
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	275,727
Town of Munster IN, Public Improvements, Tax Allocation, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,152,860
		2,838,929

Iowa 0.41%
Iowa Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, 4.75%, 08/01/42	250,000	252,725
Iowa State Finance Authority, Revenue Bonds, Series A-REMK, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	349,776
		602,501

Kansas 0.66%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	274,807
Kansas Development Finance Authority, Refunding Revenue Bonds, Callable 05/15/22 @ 100, 4.00%, 11/15/37	675,000	687,946
		962,753

Kentucky 0.20%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	250,000	290,320

Louisiana 0.93%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	292,477
Parish of St John the Baptist LA, Industrial Improvements, Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	1,000,000	1,061,330
		1,353,807

Maine 0.49%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	506,755
Maine State Housing Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 01/15/20 @ 100, 4.25%, 11/15/27	100,000	104,781
Maine State Housing Authority, Local Single-Family Housing Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	106,859
		718,395

Maryland 2.27%
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series C-NON AMT, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	515,930
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series B-NON AMT, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	260,043
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	377,121
Maryland Economic Development Corp, Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	483,684

HIGH YIELD TAX-FREE FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Maryland (cont.)
Maryland Economic Development Corp, Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	$500,000	$548,755
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	173,177
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	66,035
Montgomery County Housing Opportunites Commission, Local Multi-Family Housing Revenue Bonds, Series B-1-RMKT 12/29/10, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	270,823
Montgomery County Housing Opportunites Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	600,000	607,278
		3,302,846

Massachusetts 1.61%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	90,000	100,240
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	215,000	239,946
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	100,000	106,529
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	164,973
Massachusetts Housing Finance Agency, State Single-Family Housing Revenue Bonds, Series 159, Callable 12/01/21 @ 100, 4.05%, 12/01/32	250,000	258,900
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	104,552
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	188,108
Massachusetts Housing Finance Agency, Revenue Bonds, Series B, Callable 12/01/22 @ 100, 3.50%, 12/01/31	300,000	303,066
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	105,048
Massachusetts State College Building Authority, Refunding Revenue Bonds, Series B, Callable 05/01/22 @ 100, 4.00%, 05/01/43	500,000	519,360
Massachusetts Water Pollution Abatement Trust/The, Refunding Revenue Bonds, Subseries 16B, Callable 08/01/20 @ 100, 4.00%, 08/01/42	250,000	261,098
		2,351,820

Michigan 3.49%
Cesar Chavez Academy, School Improvements, Certificate Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	192,476
City of Grand Rapids MI Sanitary Sewer System Revenue, Sewer Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 4.00%, 01/01/42	150,000	150,872
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	502,520
Michigan State Building Authority, Refunding Revenue Bonds, Series I-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	116,945
Michigan State Building Authority, Refunding Revenue Bonds, Series I-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	881,655
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100, (OID), 5.75%, 11/15/39	250,000	280,137
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100, (OID), 5.63%, 11/15/29	100,000	114,841
Michigan State Housing Development Authority, State Multi-Family Housing Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	733,281

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Michigan State Housing Development Authority, State Multi-Family Housing Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	$205,000	$220,129
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	253,058
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	490,798
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	292,970
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	263,733
Western Michigan University, University & College Improvements, Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/26	500,000	595,935
		5,089,350

Minnesota 0.15%
City of St Cloud MN, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100, (OID), 5.00%, 05/01/25	200,000	212,816

Mississippi 0.19%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	273,582

Missouri 0.31%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	250,000	279,192
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	170,000	178,374
		457,566

Montana 0.19%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	279,737

Nebraska 0.25%
Nebraska Investment Finance Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 11/01/12 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 6.05%, 09/01/41	70,000	71,653
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	300,377
		372,030

Nevada 0.11%
City of Reno NV, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	55,093
Nevada Housing Division, State Single-Family Housing Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	100,000	103,861
		158,954

New Hampshire 0.26%
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	254,493
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	121,635
		376,128

HIGH YIELD TAX-FREE FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

New Jersey 5.99%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	$250,000	$294,082
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	186,852
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	850,000	1,005,082
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	112,121
New Jersey Economic Development Authority, Economic Improvements, Revenue Bonds, Callable 06/15/14 @ 100, (OID), 5.75%, 06/15/29	450,000	491,715
New Jersey Educational Facilities Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, 4.00%, 07/01/32	500,000	529,370
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	298,369
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	240,044
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	520,000	611,411
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 01/01/14 @ 100, (OID), 5.38%, 07/01/29	500,000	516,360
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	69,954
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	109,734
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	250,000	278,492
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	140,000	149,754
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	121,264
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.00%, 06/15/26	750,000	896,407
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	170,000	202,679
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	200,000	226,654
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	944,872
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	246,933
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	248,360
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/28	500,000	499,985
Tobacco Settlement Financing Corp/NJ, Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	550,000	457,534
		8,738,028

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

New Mexico 1.36%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	$445,000	$496,282
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	244,618
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, (OID), 4.00%, 08/01/42	500,000	506,065
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.55%, 09/01/32	250,000	256,585
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.50%, 09/01/27	250,000	255,640
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.25%, 09/01/27	145,000	147,117
Village of Los Ranchos de Albuquerque NM, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	79,450
		1,985,757

New York 23.47%
City of New York NY, Public Improvements, General Obligation Unltd, Series A-1, Callable 08/01/21 @ 100, (OID), 4.50%, 08/01/35	500,000	551,650
Housing Development Corp/NY, Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	261,903
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	108,508
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	259,248
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series A, Callable 09/15/19 @ 100, (Fannie Mae), 4.50%, 09/15/25	200,000	211,860
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	106,471
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	177,785
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	263,355
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	266,290
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series L-1-RMKT 03/16/10, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	263,055
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series L-1-RMKT 03/16/10, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	261,725
Housing Development Corp/NY, Local Multi-Family Housing Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	524,925
Hudson Yards Infrastructure Corp, Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	63,737
Hudson Yards Infrastructure Corp, Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	222,884
Hudson Yards Infrastructure Corp, Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	295,452
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/46	350,000	387,782
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	280,497
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	270,750

HIGH YIELD TAX-FREE FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	$250,000	$251,595
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series E-BHAC-CR, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	502,675
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	573,895
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/22 @ 100, 4.00%, 11/15/30	500,000	530,765
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series E, Callable 11/15/22 @ 100, (OID), 4.00%, 11/15/38	1,675,000	1,717,026
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 11/15/22 @ 100, (OID), 4.25%, 11/15/42	485,000	505,244
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D-1-REF-REMK-05/09/12, Callable 11/01/22 @ 100, (OID), 3.75%, 11/01/29	500,000	522,640
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	280,705
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	107,814
Monroe County Industrial Development Corp/NY, Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	302,172
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (NATL-RE), 5.00%, 03/01/36	200,000	209,158
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	101,320
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	153,045
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	760,474
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	4,105,000	4,216,204
New York City Municipal Water Finance Authority, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	102,963
New York City Municipal Water Finance Authority, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	284,537
New York City Municipal Water Finance Authority, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 4.00%, 06/15/39	1,000,000	1,047,500
New York City Municipal Water Finance Authority, Refunding Revenue Bonds, Series FF, Callable 06/15/22 @ 100, (OID), 4.00%, 06/15/45	500,000	512,110
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 07/15/22 @ 100, (State Aid Withholding), 4.00%, 07/15/42	250,000	258,175
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	285,760
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	589,305
New York City Trust for Cultural Resources, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/39	100,000	110,290
New York Convention Center Development Corp, Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	250,000	260,223
New York Liberty Development Corp, Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	280,465
New York Long Island Power Authority Electric Systems Revenue, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	141,558

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York Long Island Power Authority Electric Systems Revenue, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	$250,000	$296,452
New York Mortgage Agency, State Single-Family Housing Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.13%, 10/01/40	1,000,000	1,036,140
New York Mortgage Agency, State Single-Family Housing Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,030,840
New York Mortgage Agency, State Single-Family Housing Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.00%, 10/01/36	895,000	925,779
New York Mortgage Agency, State Single-Family Housing Revenue Bonds, 5.00%, 04/01/18	50,000	56,408
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/30	50,000	58,260
New York State Dormitory Authority, Refunding Revenue Bonds, Series D, Callable 10/01/22 @ 100, (AGM) (OID), 4.00%, 10/01/37	175,000	178,911
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series D, Callable 10/01/22 @ 100, (AGM) (OID), 3.50%, 10/01/32	270,000	270,678
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	122,081
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	46,708
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/32	500,000	561,845
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/41	500,000	539,000
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.00%, 07/01/32	250,000	251,595
New York State Dormitory Authority, Revenue Bonds, Callable 05/15/22 @ 100, 5.00%, 05/15/27	400,000	484,620
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	122,839
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	205,653
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 12/15/22 @ 100, 4.00%, 12/15/33	500,000	537,265
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	497,850
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, 4.00%, 07/01/31	125,000	135,490
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series A, Callable 10/01/22 @ 100, (AGM) (OID), 4.00%, 10/01/38	500,000	510,340
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	834,217
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	177,723
New York State Dormitory Authority, Revenue Bonds, Callable 11/01/16 @ 100, 5.00%, 11/01/34	700,000	748,069
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/17 @ 100, 5.00%, 05/01/22	660,000	736,085
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	334,155
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.13%, 07/01/39	250,000	272,480

HIGH YIELD TAX-FREE FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	$200,000	$222,888
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	575,715
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.50%, 05/01/37	350,000	398,958
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	220,381
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	269,398
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	159,666
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	533,150
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	213,352
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	104,913
New York State Thruway Authority, Revenue Bonds, Series I-General Revenue, Callable 01/01/22 @ 100, (OID), 4.13%, 01/01/42	500,000	520,465
New York State Urban Development Corp, Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	124,743
Tobacco Settlement Financing Corp/NY, Housing Revenue Bonds, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	258,868
Triborough Bridge & Tunnel Authority, NY, Public Improvements, Revenue Bonds, Series A, Callable 11/15/22 @ 100, 4.00%, 11/15/37	250,000	259,915
		34,219,390

North Carolina 0.43%
Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	111,640
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	283,525
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	228,406
		623,571

North Dakota 0.06%
North Dakota Housing Finance Agency, State Single-Family Housing Revenue Bonds, Series B, Callable 01/01/21 @ 100, 4.45%, 01/01/25	85,000	90,862

Ohio 1.03%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	70,775
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	347,970
Kent State University, OH, Public Improvements, Revenue Bonds, Series A, Callable 05/01/22 @ 100, (OID), 4.00%, 05/01/32	500,000	526,850
Ohio State Higher Educational Facilities Revenue, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	269,428
Ohio State Higher Educational Facilities Revenue, Hospital Improvements, Revenue Bonds, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	287,587
		1,502,610

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Oklahoma 0.18%
Oklahoma Water Resources Board, Water Utility Improvements, Revenue Bonds, Series A, Callable 04/01/22 @ 100, (OID), 3.50%, 04/01/36	$250,000	$255,893

Oregon 0.80%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.50%, 08/15/28	250,000	289,512
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	113,544
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	272,152
Oregon Health & Science University, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.88%, 07/01/28	250,000	264,883
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	219,578
		1,159,669

Pennsylvania 2.48%
Montgomery County Industrial Development Authority/PA, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	579,255
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	108,224
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	289,435
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	108,570
Pennsylvania Higher Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 05/01/13 @ 100, (OID), 5.50%, 05/01/34	100,000	103,023
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	100,658
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 4.00%, 12/01/32	250,000	263,008
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	290,327
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	111,512
Philadelphia, PA, Refunding Bonds, General Obligation Unltd, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	242,114
Philadelphia, PA, Public Improvements Refunding Bonds, General Obligation Ltd, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	870,607
Philadelphia, PA, Refunding Bonds, General Obligation Unltd, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	154,425
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (AGM) (OID), 4.00%, 02/01/28	375,000	391,099
		3,612,257

Puerto Rico 13.83%
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series C, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/39	1,385,000	1,465,773
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	375,000	423,934
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A-4-RMKT, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	212,472

HIGH YIELD TAX-FREE FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	$100,000	$103,003
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, (AGM), 6.00%, 07/01/33	350,000	389,007
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series C, Callable 07/01/16 @ 100, (AGM), 6.00%, 07/01/36	500,000	552,355
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series E, Callable 07/01/16 @ 100, (OID), 5.63%, 07/01/32	625,000	660,844
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	107,314
Commonwealth of Puerto Rico, General Obligation Unltd, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	111,563
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/18 @ 100, (OID), 5.38%, 07/01/33	250,000	263,533
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	367,360
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	516,850
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/24	300,000	317,571
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/22 @ 100, (OID), 5.13%, 07/01/37	225,000	229,217
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A-CIFG-TCRS, Callable 07/01/14 @ 100, (CIFG) (TCRS), 5.00%, 07/01/29	200,000	204,104
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	551,370
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/22	250,000	260,098
Commonwealth of Puerto Rico, General Obligation Unltd, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	268,033
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	261,283
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/30	250,000	256,185
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	261,768
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.75%, 07/01/37	500,000	527,420
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 5.00%, 07/01/33	200,000	200,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 6.00%, 07/01/44	355,000	374,134
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 6.00%, 07/01/38	500,000	528,485
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/29	250,000	262,228
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 5.25%, 07/01/42	530,000	534,383
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	258,743
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series XX, Callable 07/01/15 @ 100, (OID), 5.25%, 07/01/35	250,000	256,070

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (AGM), 5.00%, 07/01/20	$500,000	$539,290
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100, (AGM), 4.95%, 07/01/26	95,000	101,869
Puerto Rico Highway & Transportation Authority, Highway Improvements, Revenue Bonds, Series D, Callable 11/13/12 @ 100, (AGM) (OID), 5.00%, 07/01/32	220,000	220,134
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	20,000	21,229
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed) (GTD), 5.25%, 07/01/23	100,000	105,292
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed) (GTD), 5.00%, 07/01/22	185,000	192,221
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed) (GTD), 6.25%, 07/01/31	945,000	1,159,647
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed) (GTD), 6.00%, 07/01/20	50,000	57,209
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed) (GTD), 5.00%, 07/01/21	150,000	157,019
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100, (Commonwealth Guaranteed) (GTD), 7.00%, 07/01/25	250,000	264,650
Puerto Rico Public Buildings Authority, Public Improvements, Revenue Bonds, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (GTD) (OID), 5.25%, 07/01/33	645,000	665,118
Puerto Rico Public Buildings Authority, Economic Improvements, Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed) (GTD), 5.50%, 07/01/20	235,000	252,390
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (GTD) (OID), 6.25%, 07/01/26	420,000	482,299
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed) (GTD) (OID), 5.25%, 07/01/42	925,000	931,937
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (GTD), 6.00%, 07/01/38	100,000	102,905
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (GTD) (OID), 6.75%, 07/01/36	240,000	276,818
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	263,780
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, (OID), 5.38%, 08/01/36	850,000	917,753
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, 6.00%, 08/01/39	1,500,000	1,692,300
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (OID), 5.25%, 08/01/30	100,000	109,327
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/37	420,000	462,718
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	192,045
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	277,150
		20,170,338

HIGH YIELD TAX-FREE FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Rhode Island 1.21%
Rhode Island Housing & Mortgage Finance Corp/RI, Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	$500,000	$508,115
Rhode Island Housing & Mortgage Finance Corp/RI, Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	155,000	157,447
Rhode Island Housing & Mortgage Finance Corp/RI, Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	267,073
Rhode Island Housing & Mortgage Finance Corp/RI, Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	226,855
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	569,170
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	38,204
		1,766,864

South Carolina 0.22%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	56,486
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100, (OID), 5.75%, 08/01/36	250,000	263,500
		319,986

South Dakota 0.47%
City of Sioux Falls SD Sales Tax Revenue, Public Improvements, Revenue Bonds, Series A, Callable 11/15/22 @ 100, (OID), 3.25%, 11/15/30	575,000	578,444
South Dakota Housing Development Authority, State Single-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	100,000	105,735
		684,179

Tennessee 0.16%
Metropolitan Government of Nashville & Davidson County Convention Center Auth, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	229,236

Texas 4.67%
City of Houston TX, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	560,375
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	256,308
Harris County Cultural Education Facilities Finance Corp, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	198,921
Harris County Cultural Education Facilities Finance Corp, Refunding Revenue Bonds, Callable 11/15/22 @ 100, 5.00%, 11/15/37	1,500,000	1,623,735
Harris County Cultural Education Facilities Finance Corp, Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	121,602
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	116,905
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,351,725
Schertz-Seguin Local Government Corp, Water Utility Improvements, Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/38	100,000	105,871
Tarrant County Cultural Education Facilities Finance Corp, Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	112,282
Tarrant County Cultural Education Facilities Finance Corp, Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/14 @ 100, (OID), 5.38%, 09/01/30	1,000,000	1,043,390
Tarrant County Cultural Education Facilities Finance Corp, Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	113,439

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Tarrant County Health Facilities Development Corp, Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	$50,000	$57,667
Tarrant County Health Facilities Development Corp, Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	113,626
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	113,744
Texas State Public Finance Authority Charter School Finance Corp, Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	914,814
		6,804,404

Utah 0.15%
Utah Housing Corp, State Single-Family Housing Revenue, Series A1 CL III, Callable 01/01/21 @ 100, 5.25%, 01/01/25	95,000	104,595
Utah Housing Corp, State Single-Family Housing Revenue, Series A1 CL II, Callable 01/01/21 @ 100, 5.75%, 01/01/33	100,000	110,187
		214,782

Virgin Islands 0.08%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Series B, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	109,951

Virginia 0.15%
Virginia Housing Development Authority, State Single-Family Housing Revenue, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	220,639

Washington 0.94%
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	272,505
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	575,450
Washington State Housing Finance Commission, State Single-Family Housing Revenue, Series 2N, Callable 06/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 06/01/36	500,000	521,455
		1,369,410

West Virginia 0.34%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	220,716
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 09/01/19	250,000	275,252
		495,968

Wisconsin 2.94%
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	521,580
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	445,288
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	104,688
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	1,815,000	1,833,059
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	100,000	107,285

HIGH YIELD TAX-FREE FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Wisconsin (cont.)
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Callable 04/15/15 @ 100, (OID), 5.63%, 04/15/33	$100,000	$107,039
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Series A, Callable 07/15/21 @ 100, (AGM), 5.00%, 07/15/27	1,050,000	1,174,897
		4,293,836

Wyoming 0.35%
Wyoming Community Development Authority, Refunding Revenue Bonds, Series 2, Callable 12/01/21 @ 100, 4.25%, 12/01/37	500,000	510,255
Total U.S. Municipal (Cost 132,652,490)		143,738,191

Money Market 0.98%

N.D. 0.98%
Federated Municipal Obligations Fund, 0.10%	1,430,770	1,430,740
Total Money Market (Cost 1,430,740)		1,430,740
Total Investments — 99.57% (Cost 134,083,230)		$145,168,931
Other Assets in Excess of Liabilities — 0.43%		626,792

NET ASSETS — 100.00%		$145,795,723

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Capitalized Interest Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance.

GO - General Obligation

GTD - Guaranteed

INS - Insured

MBIA - Municipal Bond Insurance Association

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

TCRS - Transferable Custodial Receipts

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 0.41%

Banc of America Mortgage 2003-6 Trust, A9, 5.50%, 08/25/33	$67,411	$67,413
Citicorp Mortgage Securities Inc, 1A2, 6.00%, 04/25/36	100,000	101,652
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	329,000	337,763
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	110,418
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	102,137
MASTR Asset Securitization Trust 2003-9, 2A2, 5.50%, 10/25/33	129,565	132,017
WaMu Mortgage Pass Through Certificates, A11, 5.50%, 11/25/33	89,480	91,486
WaMu Mortgage Pass Through Certificates, A2, 5.50%, 11/25/33	54,798	55,205
Total Collateralized Mortgage Obligations (Cost 691,153)		998,091

U.S. Municipal 70.19%

Alabama 0.79%
City of Montgomery AL, Public Improvements Build America Bonds, General Obligation Unltd, Callable 02/01/20 @ 100, 5.70%, 02/01/40	500,000	559,560
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	801,336
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	557,955
		1,918,851

Arizona 1.37%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	250,000	283,683
Glendale Municipal Property Corp, Revenue Bonds, Series B, Callable 07/01/13 @ 102, (AMBAC), 5.58%, 07/01/32	200,000	205,418
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,560,263
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,274,430
		3,323,794

California 7.82%
Alhambra Unified School District, University & College Improvements, General Obligation Unltd, 6.70%, 02/01/26	465,000	561,450
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	347,437
City of Fresno CA Water System Revenue, Water Utility Improvements, Build America Revenue Bonds, (OID), 6.75%, 06/01/40	1,250,000	1,408,300
City of Tulare CA Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,227,540
Colton Joint Unified School District, School Improvements, General Obligation Unltd, Series C, 6.01%, 08/01/26	1,000,000	1,117,750
County of San Bernardino CA, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	200,165
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	601,125

INCOME FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Napa Valley Unified School District, School Improvements Build America Bonds, General Obligation Unltd, 6.51%, 08/01/43	$500,000	$662,540
Northern California Power Agency, Build America Revenue Bonds, 7.31%, 06/01/40	1,500,000	1,859,280
Oakland Redevelopment Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	575,860
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	227,950
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,510,469
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	571,130
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	588,110
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,158,730
State of California, School Improvements Build America Bonds, General Obligation Unltd, Callable 03/01/20 @ 100, 7.95%, 03/01/36	1,500,000	1,793,730
State of California, Recreational Facility Improvements Build America Bonds, General Obligation Unltd, Callable 11/01/20 @ 100, 7.70%, 11/01/30	2,600,000	3,152,240
West Contra Costa Unified School District, School Improvements, General Obligation Unltd, Series A-1-, 6.25%, 08/01/30	1,250,000	1,382,700
		18,946,506

Colorado 0.90%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	269,885
City of Brighton CO, Public Improvements Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	289,713
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,323,490
County of Gunnison CO, Public Improvements Build America Bonds, Certificate Participation, Series B-BUILD AMER BDS, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	285,725
		2,168,813

Connecticut 0.72%
City of Bridgeport CT, School Improvements Build America Bonds, General Obligation Unltd, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,181,620
City of Waterbury CT, Public Improvements, General Obligation Unltd, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	570,155
		1,751,775

District of Columbia 0.24%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	586,570

Florida 6.04%
City of Lake City FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	108,645
City of Lake City FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	218,740
City of Miami FL, Refunding Revenue Bonds, (OID), 6.75%, 12/01/18	1,000,000	1,142,680
City of Miami FL, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	529,895
City of Miami Gardens FL, Public Improvements Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,447,775
City of Oakland Park FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	336,519

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
City of Orlando FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	$415,000	$462,285
City of Orlando FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	283,958
County of Miami-Dade FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,291,400
County of Miami-Dade FL, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	565,730
County of Miami-Dade FL, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	297,653
County of Miami-Dade FL, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	822,810
County of Miami-Dade FL Transit System Sales Surtax Revenue, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,138,760
County of Miami-Dade FL Transit System Sales Surtax Revenue, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	447,332
County of Miami-Dade FL Transit System Sales Surtax Revenue, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	553,410
Florida Atlantic University Finance Corp, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	188,897
Florida Governmental Utility Authority, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,130,510
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	276,578
Florida State Department Environmental Protection Preservation Revenue, Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,803,900
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,108,470
Town of Davie FL Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	296,630
Town of Miami Lakes FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	179,457
		14,632,034

Georgia 1.58%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,717,125
Municipal Electric Authority of Georgia, Refunding Revenue Bonds, Series A, 4.98%, 01/01/28	1,000,000	1,109,770
		3,826,895

Idaho 0.39%
Idaho Water Resource Board, Water Utility Improvements Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	938,826

Illinois 8.31%
Chicago Board of Education, School Improvements, General Obligation Unltd, 6.32%, 11/01/29	250,000	289,763
Chicago Transit Authority, Pension Funding, Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	425,127
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	113,685

INCOME FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
City of Chicago Heights IL, Refunding Bonds, General Obligation Unltd, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	$500,000	$517,430
City of Chicago Heights IL, Refunding Bonds, General Obligation Unltd, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	154,218
City of Chicago IL, Refunding Revenue Bonds, Series B, 5.50%, 01/01/35	1,465,000	1,656,930
City of Chicago IL, Public Improvements, General Obligation Unltd, 7.78%, 01/01/35	500,000	646,050
City of Chicago IL, Public Improvements Build America Bonds, General Obligation Unltd, 7.52%, 01/01/40	1,065,000	1,361,879
City of Chicago IL, Public Improvements, General Obligation Unltd, Series B, 5.43%, 01/01/42	1,500,000	1,526,880
City of Chicago IL, Public Improvements, General Obligation Unltd, Series B, 6.03%, 01/01/42	500,000	549,435
City of Chicago IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	339,467
City of Markham IL, Public Improvements Build America Bonds, General Obligation Unltd, Callable 12/01/20 @ 100, (AGM), 7.40%, 12/01/25	1,250,000	1,443,900
County of Cook IL, General Obligation Unltd, 6.23%, 11/15/34	500,000	562,155
Henry Hospital District, Hospital Improvements Build America Bonds, General Obligation Unltd, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	938,020
Lake County Community Unit School District No 187 North Chicago, School Improvements, General Obligation Unltd, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,111,670
Lake County School District No 56 Gurnee, School Improvements Build America Bonds, General Obligation Unltd, Callable 01/01/21 @ 100, 5.90%, 01/01/25	535,000	633,809
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	250,000	300,232
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	298,347
State of Illinois, Public Improvements Build America Bonds, General Obligation Unltd, Series B, (OID), 5.75%, 01/01/37	250,000	253,585
State of Illinois, Pension Funding, General Obligation Unltd, 5.10%, 06/01/33	2,000,000	1,940,320
State of Illinois, Public Improvements, General Obligation Unltd, 6.63%, 02/01/35	1,960,000	2,187,419
Village of Glenwood IL, Public Improvements Build America Bonds, General Obligation Unltd, (AGM), 7.03%, 12/01/28	1,500,000	1,845,615
Village of Rosemont IL, Public Improvements, General Obligation Unltd, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	578,335
Will County Forest Preservation District, Public Improvements Build America Bonds, General Obligation Ltd, 5.71%, 12/15/30	400,000	463,580
		20,137,851

Indiana 1.28%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 7.21%, 02/01/39	500,000	563,905
Mount Vernon of Hancock County Multi-School Building Corp., (OID), 5.35%, 01/15/33	2,445,000	2,529,524
		3,093,429

Kansas 0.19%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	467,224

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Kentucky 1.12%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	$250,000	$278,395
Paducah Independent School District Finance Corp, School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,084,810
Perry County School District Finance Corp, School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,064,180
Princeton Electric Plant Board, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, (OID), 7.00%, 11/01/42	250,000	275,263
		2,702,648

Louisiana 0.71%
Tangipahoa Parish Hospital Service District No 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,723,553

Massachusetts 0.61%
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	915,787
Massachusetts Housing Finance Agency, Revenue Bonds, Series C, Callable 12/01/22 @ 100, 4.03%, 12/01/27	100,000	100,819
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	189,953
Worcester, MA, Pension Funding, General Obligation Ltd, (AGM) (OID), 6.25%, 01/01/28	240,000	274,157
		1,480,716

Michigan 3.22%
Avondale School District, School Improvements Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	548,140
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.85%, 05/01/35	100,000	110,947
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.60%, 05/01/30	150,000	166,674
City of Oak Park MI, Public Improvements Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 7.00%, 05/01/36	250,000	282,888
Comstock Park Public Schools, School Improvements, General Obligation Unltd, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	224,420
County of Oakland MI, Pension Funding, Certificate Participation, Callable 04/01/14 @ 100, (OID), 6.25%, 04/01/26	1,000,000	1,060,130
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	282,843
L’Anse Creuse Public Schools, School Improvements Build America Bonds, General Obligation Unltd, Series B, Callable 05/01/20 @ 100, 6.59%, 05/01/40	200,000	220,014
Lincoln Consolidated School District, School Improvements Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	285,145
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	500,000	563,325
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	567,960
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 05/01/21 @ 100., (OID), 7.31%, 06/01/34	2,855,000	2,310,666
Milan, MI, School Improvements Build America Bonds, General Obligation Unltd, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	400,000	453,516
Onsted Community Schools/MI, School Improvements, General Obligation Unltd, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	164,462
St Johns Public Schools, School Improvements Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.65%, 05/01/40	250,000	284,868
St Joseph School District/MI, School Improvements Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 6.66%, 05/01/35	250,000	274,083
		7,800,081

INCOME FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Mississippi 0.26%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	$500,000	$621,985

Missouri 2.54%
City of Kansas City MO, Public Improvements, Revenue Bonds, Callable 03/01/22 @ 100, (OID), 5.25%, 03/01/32	500,000	526,925
City of Kansas City MO, Revenue Bonds, Series D ARENA PRJ, 7.83%, 04/01/40	2,500,000	2,987,775
City of Sedalia MO, Sewer Improvements Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	290,338
City of St Charles MO, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	250,000	269,973
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	633,374
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,451,360
		6,159,745

Nebraska 0.09%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	226,326

Nevada 2.33%
City of Las Vegas NV, Public Improvements Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,305,953
County of Clark NV, Public Improvements Build America Bonds, General Obligation Ltd, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	1,385,000	1,679,617
County of Clark NV, Transit Improvements Build America Bonds, General Obligation Ltd, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,167,560
County of Washoe NV, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	314,157
Las Vegas Valley Water District, Water Utility Improvements Build America Bonds, General Obligation Ltd, Callable 06/01/19 @ 100, 7.10%, 06/01/39	800,000	926,480
Pershing County School District, School Improvements Build America Bonds, General Obligation Ltd, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	240,027
		5,633,794

New Jersey 2.97%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	531,975
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	580,355
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2-TXB, 6.31%, 07/01/26	750,000	834,517
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	536,775
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,122,810
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	357,147

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Transportation Trust Fund Authority, Transit Improvements, Build America Revenue Bonds, Series C, Callable 12/15/20 @ 100, 6.10%, 12/15/28	$2,295,000	$2,645,538
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	591,360
		7,200,477

New York 8.00%
Battery Park City Authority, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.38%, 11/01/39	250,000	282,333
City of New York NY, Public Improvements Build America Bonds, General Obligation Unltd, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	284,855
City of New York NY, Public Improvements Build America Bonds, General Obligation Unltd, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	581,360
City of New York NY, Public Improvements Build America Bonds, General Obligation Unltd, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	578,335
County of Nassau NY, Public Improvements Build America Bonds, General Obligation Unltd, Series G, 5.38%, 10/01/24	500,000	559,925
County of Nassau NY, Public Improvements Build America Bonds, General Obligation Unltd, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	585,835
Housing Development Corp/NY, Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,726,025
Housing Development Corp/NY, Revenue Bonds, Series E, Callable 11/01/21 @ 100, 4.40%, 11/01/32	500,000	507,090
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	155,318
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	592,050
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,061,987
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	2,004,225
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,334,380
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	550,000	525,679
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	236,356
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.12%, 06/15/42	250,000	289,360
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	601,455
New York City Transitional Finance Authority Building Aid Revenue, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	665,935
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,148,570
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	578,390
New York Long Island Power Authority Electric Systems Revenue, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	226,313

INCOME FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York Mortgage Agency, Revenue Bonds, Series 172, Callable 10/01/21 @ 100, 4.20%, 10/01/27	$2,500,000	$2,597,400
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	551,095
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/62	500,000	503,710
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	191,006
		19,368,987

North Carolina 0.11%
County of Cabarrus NC, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	269,094

North Dakota 0.43%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,052,070

Ohio 2.55%
American Municipal Power Inc, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,250,000	1,703,575
American Municipal Power Inc, Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	559,390
County of Franklin OH, Refunding Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	297,340
County of Franklin OH, Refunding Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	294,668
Cuyahoga County, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,244,670
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	608,980
Madison Local School District/Lake County, School Improvements, General Obligation Unltd, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	275,083
Mariemont City School District, General Obligation Unltd, Callable 12/01/20 @ 100, 5.90%, 12/01/30	120,000	132,136
Springfield Local School District/Summit County, School Improvements Build America Bonds, General Obligation Unltd, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	225,664
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	300,605
Three Rivers Local School District, School Improvements Build America Bonds, General Obligation Unltd, Callable 12/01/20 @ 100, (AGM), 6.37%, 12/01/47	500,000	536,875
		6,178,986

Oklahoma 0.23%
Bryan County Independent School District No 72 Durant, School Improvements Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	552,735

Oregon 0.11%
Oregon State Department of Administrative Services, Hospital Improvements Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	273,850

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania 1.65%
Mount Union Area School District/PA, School Improvements Build America Bonds, General Obligation Ltd, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	$1,000,000	$1,090,940
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	689,472
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	508,380
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	354,933
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,176,800
Township of Bristol PA, Pension Funding, General Obligation Unltd, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	169,542
		3,990,067

Puerto Rico 2.21%
Government Development Bank for Puerto Rico, Cash Flow Management, Revenue Bonds, Series A, (OID), 3.88%, 02/01/17	2,500,000	2,538,050
Government Development Bank for Puerto Rico, Economic Improvements, Revenue Bonds, Series B, 4.70%, 05/01/16	2,250,000	2,321,190
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series B, Callable 07/01/15 @ 100, 5.00%, 07/01/23	500,000	502,505
		5,361,745

South Carolina 0.11%
Moncks Corner Regional Recreation Corp, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	268,565

South Dakota 0.19%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	463,676

Tennessee 1.75%
Coffee County Public Building Authority/TN, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,733,550
Metropolitan Government of Nashville & Davidson County Convention Center Auth, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,500,340
		4,233,890

Texas 3.93%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,054,718
City of Lancaster TX, Public Improvements Build America Bonds, General Obligation Ltd, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	868,342
City of Laredo TX Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	523,455
City of San Antonio TX, Public Improvements Build America Bonds, General Obligation Ltd, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	287,928
County of Bexar TX, Public Improvements Build America Bonds, General Obligation Ltd, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	594,960
County of Bexar TX, Public Improvements Build America Bonds, General Obligation Ltd, Callable 06/15/19 @ 100, 5.76%, 06/15/40	500,000	555,750
Dallas Convention Center Hotel Development Corp, Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,822,725

INCOME FUND	31

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	$250,000	$270,825
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,335,560
Orchard Cultural Education Facilities Finance Corp, Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	999,294
Riesel Independent School District, School Improvements Build America Bonds, General Obligation Unltd, Callable 08/15/19 @ 100, (GTD), 5.54%, 08/15/40	200,000	213,374
		9,526,931

Utah 0.24%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	570,490

Virgin Islands 0.89%
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,184,520
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	960,616
		2,145,136

Virginia 1.79%
Tobacco Settlement Financing Corp/VA, Refunding Revenue Bonds, Series A-1, Callable 10/29/12 @ 100, (OID), 6.71%, 06/01/46	6,365,000	4,332,719

Washington 1.26%
City of Seattle WA Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	307,567
City of Tacoma WA, Parking Facility Improvements, General Obligation Ltd, 5.14%, 12/01/25	340,000	383,959
County of King WA, Public Improvements, General Obligation Ltd, Series D QUALIFIED ENERGY, 5.43%, 12/01/25	500,000	612,325
Cowlitz County Public Utility District No 1, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	638,755
Douglas County Public Utility District No 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	283,473
Klickitat County Public Utility District No 1, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	500,000	525,950
Snohomish County Public Utility District No 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	299,530
		3,051,559

West Virginia 0.76%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,390,000	1,830,119

Wisconsin 0.50%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,199,550
Total U.S. Municipal (Cost 156,518,207)		170,012,062

32	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Corporate Bonds 11.81%
Alcoa, Inc., 6.75%, 07/15/18	$500,000	$578,230
Alcoa, Inc., 5.55%, 02/01/17	250,000	280,353
Alcoa, Inc., 5.90%, 02/01/27	1,000,000	1,048,127
Allstate Corp./The, 6.50%, 05/15/57	250,000	265,000
Altria Group, Inc., 9.25%, 08/06/19	250,000	355,461
Bank of America Corp., Series MTN, 5.00%, 05/13/21	1,000,000	1,101,122
BellSouth Corp, 6.00%, 11/15/34	875,000	1,005,203
Boston University, 5.20%, 10/01/45	385,000	464,040
Choice Hotels International Inc, 5.70%, 08/28/20	200,000	217,007
Citigroup, Inc., 5.88%, 02/22/33	110,000	116,529
DDR Corp, Series MTN, 7.50%, 07/15/18	500,000	608,657
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,157,744
Duke Realty LP, 4.38%, 06/15/22	250,000	264,127
Energy Transfer Partners LP, 6.50%, 02/01/42	500,000	578,988
Energy Transfer Partners LP, 4.65%, 06/01/21	115,000	123,894
Exelon Generation Co. LLC, Series 144A, 5.60%, 06/15/42	400,000	430,975
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	363,273
Ford Motor Co., 9.98%, 02/15/47	1,000,000	1,375,000
General Electric Capital Corp., Series GMTN, 6.88%, 01/10/39	1,000,000	1,340,776
General Electric Capital Corp., Series A, 7.13%, 12/15/49	1,000,000	1,118,771
Goldman Sachs Group Inc. (The), 6.45%, 05/01/36	500,000	525,499
Goldman Sachs Group, Inc. (The), 6.00%, 06/15/20	500,000	577,425
Goldman Sachs Group, Inc.(The), 6.75%, 10/01/37	500,000	537,308
Hewlett-Packard Co., 6.00%, 09/15/41	850,000	899,549
Kilroy Realty LP, 4.80%, 07/15/18	100,000	110,667
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	250,000	260,599
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	301,979
Liberty Property LP, 6.63%, 10/01/17	355,000	423,594
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,492,500
Morgan Stanley, 5.75%, 01/25/21	1,000,000	1,099,482
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	398,151
Noble Holding International Ltd, 6.05%, 03/01/41	1,000,000	1,163,213
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	965,089
Pitney Bowes Inc, 5.60%, 03/15/18	500,000	547,600
ProLogis Trust, 6.88%, 03/15/20	415,000	505,779
Qwest Corp, 7.13%, 11/15/43	1,000,000	1,018,750
Simon Property Group LP REIT, 10.35%, 04/01/19	150,000	216,137
SL Green Realty Corp, 7.75%, 03/15/20	1,000,000	1,195,922
Tupperware Brands Corp., 4.75%, 06/01/21	500,000	534,296
UDR Inc, Series MTN, 5.25%, 01/15/15	110,000	118,879
United States Cellular Corp, 6.70%, 12/15/33	2,000,000	2,056,850
Valero Energy Corp., 8.75%, 06/15/30	224,000	285,368
Wells Fargo & Co., Series K, 7.98%, 03/29/49	500,000	576,250
Total Corporate Bonds (Cost 26,744,874)		28,604,163

INCOME FUND	33

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Preferred Stocks 15.96%

Financials 3.07%
Aegon NV, 8.00%	$20,000	$538,000
Aflac, Inc., 5.50%	20,000	499,800
American Financial Group, Inc., 5.75%	20,000	503,000
American Financial Group, Inc., 6.38%	10,000	261,500
Aviva PLC, 8.25%	20,100	558,981
Bank of New York Mellon Corp. (The), 5.20%	20,000	497,000
General Electric Capital Corp., 6.05%	7,605	194,840
KKR Financial Holdings LLC, 7.50%	10,000	273,700
KKR Financial Holdings LLC, 8.38%	30,000	852,000
PNC Financial Services Group, Inc., Series P, 6.13%	9,500	260,965
PNC Financial Services Group, Inc., Series Q, 5.38%	10,000	248,900
Protective Life Corp., 6.25%	20,000	515,400
State Street Corp., Series C, 5.25%	30,000	757,500
U.S. Bancorp, Series F, 6.50%	10,000	291,000
U.S. Bancorp, Series G, 6.00%	6,500	181,870
Wells Fargo & Co., 5.20%	40,000	1,008,000
		7,442,456

Industrials 0.44%
Stanley Black & Decker, Inc., 5.75%	40,000	1,054,800

Real Estate Investment Trusts 10.98%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	40,000	1,066,400
CommonWealth REIT, 5.75%	10,000	247,000
CommonWealth REIT, 7.50%	80,565	1,764,373
Digital Realty Trust, Inc., Series F, 6.63%	20,000	527,000
Digital Realty Trust, Inc., Series E, 7.00%	40,000	1,070,000
Health Care REIT, Inc., Series J, 6.50%	40,000	1,062,400
Kimco Realty Corp., Series H, 6.90%	10,000	277,800
Kimco Realty Corp., Series G, 7.75%	26,100	663,723
Kimco Realty Corp., Series J, 5.50%	78,200	1,940,924
Kimco Realty Corp., Series I, 6.00%	40,000	1,034,400
National Retail Properties, Inc., Series D, 6.63%	20,000	524,600
PS Business Parks, Inc., Series S, 6.45%	20,000	536,400
PS Business Parks, Inc., Series P, 6.70%	10,000	250,200
PS Business Parks, Inc., Series U, 5.75%	10,000	248,700
PS Business Parks, Inc., Series T, 6.00%	54,900	1,410,930
Public Storage, Inc., Series U, 5.63%	30,000	779,400
Public Storage, Inc., Series V, 5.38%	10,000	253,100
Public Storage, Inc., 5.90%	22,000	583,880
Public Storage, Inc., Series R, 6.35%	60,000	1,642,200
Public Storage, Inc., Series Q, 6.50%	20,000	555,000
Regency Centers Corp., Series 7, 6.00%	44,275	1,131,226
Regency Centers Corp., Series 6, 6.63%	52,000	1,391,000
Senior Housing Properties Trust, 5.63%	40,000	986,800
Taubman Centers, Inc., Series J, 6.50%	5,462	139,827
Vornado Realty LP, 7.88%	41,159	1,129,815
Vornado Realty Trust, Series I, 6.63%	16,000	404,640
Vornado Realty Trust, Series H, 6.75%	12,400	315,828
Vornado Realty Trust, Series F, 6.75%	20,800	530,400
Vornado Realty Trust, Series G, 6.63%	80,775	2,059,762

34	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Market Value

Real Estate Investment Trusts (cont.)
Vornado Realty Trust, Series K, 5.70%	$60,000	$1,503,000
Vornado Realty Trust, Series J, 6.88%	20,000	552,800
		26,583,528

Telecommunication Services 0.44%
Qwest Corp., 7.38%	20,450	549,696
United States Cellular Corp, 6.95%	19,200	525,504
		1,075,200

Utilities 1.03%
DTE Energy Co., 5.25%	10,000	253,125
Entergy Louisiana LLC, 5.25%	20,000	533,200
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	20,000	526,000
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,000	134,250
SCE Trust I, 5.63%	40,000	1,043,200
		2,489,775
Total Preferred Stocks (Cost 36,302,303)		38,645,759

Money Market 1.51%

Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.16%	3,648,085	3,648,085
Total Money Market (Cost 3,648,085)		3,648,085
Total Investments — 99.88% (Cost 223,904,622)		$241,908,160
Other Assets in Excess of Liabilities — 0.12%		292,987

NET ASSETS — 100.00%		$242,201,147

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

GTD - Guaranteed

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

SEEK - Support Education Excellence in Kentucky

INCOME FUND	35

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Market Value

Common Stocks 91.59%

Consumer Discretionary 9.69%
Bed Bath & Beyond, Inc. *	7,000	$441,000
Ford Motor Co.	2,500	24,650
Home Depot, Inc. (The)	20,000	1,207,400
McDonald’s Corp.	9,380	860,615
NIKE, Inc., Class B	5,700	540,987
Time Warner, Inc.	12,200	553,026
Walt Disney Co. (The)	24,100	1,259,948
Wyndham Worldwide Corp.	11,000	577,280
		5,464,906

Consumer Staples 12.02%
Altria Group, Inc.	31,200	1,041,768
Coca-Cola Co.(The)	15,200	576,536
Estee Lauder Cos., Inc.(The), Class A	7,900	486,403
Hershey Co.(The)	3,500	248,115
Kimberly-Clark Corp.	3,200	274,496
Kraft Foods, Inc., Class A	16,500	682,275
PepsiCo, Inc.	13,250	937,702
Philip Morris International, Inc.	15,249	1,371,495
Procter & Gamble Co.	9,900	686,664
Wal-Mart Stores, Inc.	6,424	474,091
		6,779,545

Energy 7.57%
Chevron Corp.	3,000	349,680
ConocoPhillips	15,100	863,418
Devon Energy Corp.	5,100	308,550
Exxon Mobil Corp.	16,050	1,467,772
Halliburton Co.	7,100	239,199
Schlumberger Ltd.	12,575	909,550
Suncor Energy, Inc.	4,000	131,400
		4,269,569

Financials 9.09%
American Express Co.	10,000	568,600
Bank of America Corp.	39,100	345,253
Citigroup, Inc.	14,500	474,440
Goldman Sachs Group, Inc.(The)	4,615	524,633
Hartford Financial Services Group, Inc.(The)	7,500	145,800
JPMorgan Chase & Co.	22,927	928,085
MetLife, Inc.	6,875	236,912
Royal Bank of Canada	4,200	241,122
Travelers Cos., Inc.(The)	4,500	307,170
U.S. Bancorp	9,700	332,710
Wells Fargo & Co.	29,686	1,025,058
		5,129,783

36	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Market Value

Health Care 11.44%
Abbott Laboratories	7,300	$500,488
Bristol-Myers Squibb Co.	5,000	168,750
C.R. Bard, Inc.	3,000	313,950
Covidien PLC	9,500	564,490
Eli Lilly & Co.	5,000	237,050
Express Scripts Holding Co. *	4,668	292,544
Johnson & Johnson	10,510	724,244
McKesson Corp.	6,000	516,180
Merck & Co., Inc.	17,600	793,760
Pfizer, Inc.	28,300	703,255
UnitedHealth Group, Inc.	15,800	875,478
Watson Pharmaceutical, Inc. *	6,150	523,734
WellPoint, Inc.	4,080	236,681
		6,450,604

Industrials 9.31%
3M Co.	9,350	864,127
Boeing Co.(The)	9,630	670,441
Caterpillar, Inc.	6,000	516,240
CSX Corp.	42,750	887,062
General Electric Co.	60,381	1,371,253
Tyco International Ltd.	7,700	433,202
United Parcel Service, Inc., Class B	5,726	409,810
United Technologies Corp.	1,300	101,777
		5,253,912

Information Technology 18.08%
Adobe Systems, Inc. *	4,200	136,332
Apple, Inc.	5,000	3,336,300
Cisco Systems, Inc.	18,500	353,165
EMC Corp. *	28,300	771,741
Intel Corp.	26,400	598,752
International Business Machines Corp.	9,358	1,941,317
Microsoft Corp.	25,550	760,879
Oracle Corp.	30,800	969,892
QUALCOMM, Inc.	7,500	468,675
Texas Instruments, Inc.	14,925	411,184
Visa, Inc., Class A	3,350	449,838
		10,198,075

Materials 3.48%
Alcoa, Inc.	5,000	44,250
Dow Chemical Co.(The)	8,650	250,504
Du Pont (E.I.) de Nemours & Co.	13,500	678,645
Eastman Chemical Co.	1,000	57,010
Newmont Mining Corp.	8,000	448,080
Packaging Corp. of America	13,380	485,694
		1,964,183

LARGE CAP VALUE FUND	37

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trust 4.50%
American Tower Corp.	4,050	$289,129
Equity Residential	8,400	483,252
Kimco Realty Corp.	11,890	241,010
ProLogis, Inc.	7,588	265,808
Simon Property Group, Inc.	6,509	988,131
Starwood Property Trust Inc	11,700	272,259
		2,539,589

Telecommunication Services 4.11%
AT&T, Inc.	31,350	1,181,895
Verizon Communications, Inc.	24,940	1,136,516
		2,318,411

Utilities 2.30%
Consolidated Edison, Inc.	11,200	670,768
Wisconsin Energy Corp.	16,600	625,322
		1,296,090
Total Common Stocks (Cost 37,246,035)		51,664,667

Preferred Stocks 3.23%

Financials 1.06%
Aegon NV, 8.000%	3,000	80,700
Aegon NV, 6.375%	5,000	126,350
American Financial Group, Inc., 6.375%	5,000	130,750
BGC Partners Inc, 8.125%	5,000	131,500
Goldman Sachs Group Inc(The), 6.125%	2,000	52,600
Wells Fargo & Co., 5.200%	3,000	75,600
		597,500

Real Estate Investment Trust 1.18%
Kimco Realty Corp., Series J, 5.500%	5,000	124,100
Public Storage, Inc., Series T, 5.750%	2,500	65,600
Public Storage, Inc., Series R, 6.350%	2,000	54,740
Senior Housing Properties Trust, 5.625%	5,000	123,350
Taubman Centers, Inc., Series J, 6.500%	2,500	64,000
Vornado Realty Trust, Series J, 6.875%	4,000	110,560
Vornado Realty Trust, Series K, 5.700%	5,000	125,250
		667,600

Telecommunication Services 0.71%
Qwest Corp., 7.000%	5,000	131,900
Telephone & Data Systems, Inc., 7.000%	4,000	108,800
United States Cellular Corp, 6.950%	5,742	157,159
		397,859

Utilities 0.28%
NextEra Energy Capital Holdings, Inc., Series H, 5.625%	5,000	131,500
NextEra Energy Capital Holdings, Inc., Series G, 5.700%	1,000	26,850
		158,350
Total Preferred Stocks (Cost 1,722,111)		1,821,309

38	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Market Value

Money Market 5.06%

Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.160%	2,853,069	$2,853,069
Total Money Market (Cost 2,853,069)		2,853,069
Total Investments — 99.88% (Cost 41,821,215)		56,339,045
Other Assets in Excess of Liabilities — 0.12%		69,575
NET ASSETS — 100.00%		$56,408,620

*	Non-income producing security.

Sector	Spirit of America Large Cap Value Fund	S&P 500 Weighting
Consumer Discretionary	9.69%	11.04%
Consumer Staples	12.02%	10.86%
Energy	7.57%	11.30%
Financials/REIT	15.83%	14.60%
Health Care	11.44%	12.00%
Industrials	9.31%	9.78%
Information Technology	18.08%	20.13%
Materials	3.48%	3.50%
Telecommunication Services	4.82%	3.28%
Utilities	2.58%	3.51%
Other	5.18%	0.00%
Totals	100.00%	100.00%

LARGE CAP VALUE FUND	39

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

•	Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

•	Level 3	–

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2012 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices *	$138,632,547	$56,339,045	$1,430,740	$42,293,844
Level 2 - Other Significant Observable Inputs *	—	—	143,738,191	199,614,316
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$138,632,547	$56,339,045	$145,168,931	$241,908,160

* Industries and Security Types as defined in the Schedule of Investments

The Funds did not have any transfers between levels during the period.

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through

SPIRIT OF AMERICA INVESTMENT FUND, INC.	1

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2012.

The cost, unrealized appreciation and depreciation on a federal income tax basis at September 30, 2012 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$96,284,406	$44,393,480	$(2,045,339)	$42,348,141
Large Cap Value Fund	42,033,990	15,036,212	(731,157)	14,305,055
High Yield Tax Free Bond Fund	134,083,230	11,108,526	(22,825)	11,085,701
Income Fund	223,922,328	20,236,597	(2,250,765)	17,985,832

At December 31, 2011, the Real Estate Income and Growth Fund had net capital loss carryforwards for federal income tax purposes of $18,344,602 which are available to reduce future required distributions of net capital gains to shareholders through 2017 and $23,604,676 which are available to reduce future required distributions of net capital gains to

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	SEPTEMBER 30, 2012 (UNAUDITED)

shareholders and are not subject to expiration and must first be utilized to offset realized gains of the same character. The Large Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,464,329, $3,065,485 and $848,157 which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017, and 2018, respectively. The High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $40,049 and $570,717 which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively and a short-term capital loss carryforward of $366,467 and a long-term capital loss carryforward of $503,409 which are available to reduce future required distributions of net capital gains to shareholders and are not subject to expiration and must first be utilized to offset future realized gains of the same character. At December 31, 2011, the Income Fund had no capital loss carryforwards.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2011 for High Yield Bond Fund were $841.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	3

Item 2.    Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	11/29/2012

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	11/29/2012